Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
Schedule of Fair Value of the Derivative Warrant Liability

The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period :

	Series A Warrants	Additional Warrants	Total
	U.S. dollars in thousands
Balance as of December 31 ,2022	-	2,216	2,216
Change in fair value	-	(841)	(841)
Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Exercise of warrants	(63)	-	(63)
Change in fair value	968	(361)	607
Balance as of December 31, 2024	5,206	1,014	6,220

Schedule of Fair Value of the Additional Warrants

The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:

	December 31, 2024	December 31, 2023
Expected volatility	133.54%	101.39%
Exercise price	$183.82	183.82
Share price	$2.57	39.65
Risk-free interest rate	4.27%	3.93%
Dividend yield	-	-
Expected life	2.91	3.91
Weighted average cost of capital (WACC)	21.9%	20.4%

The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:

	December 31, 2024	January 29, 2024
Expected volatility	114.9%	106.9%
Exercise price	$2.7008	34.97
Share price	$2.57	42.12
Risk-free interest rate	4.4%	3.98%
Dividend yield	-	-
Expected life	4.58	5.5